Legal, competition and regulatory matters (Details) $ in Thousands, £ in Millions	1 Months Ended			6 Months Ended			12 Months Ended
	Jan. 31, 2023 lawsuit	Apr. 30, 2021 USD ($)	Jan. 31, 2017 lawsuit	Jun. 30, 2023 GBP (£) lawsuit plaintiff	Jun. 30, 2023 USD ($) lawsuit plaintiff	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £				£ 32		£ 1,857
Sterling LIBOR Case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought										2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				2	2
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				2	2
Number of lawsuits dismissed				1	1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				3	3
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				6	6
Number of lawsuits dismissed				3	3
Number of plaintiffs | plaintiff				4,000	4,000
Number of lawsuits dismissed appealed	1
Number of lawsuits dismissed subject to appeal				2	2
Number of lawsuits stayed				2	2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £							£ 329
Over-issuance of securities
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				2	2
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £								£ 181
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £								128
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement												2
Loss contingency, financial penalty warning | £											£ 50
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				1	1
Loss contingency, damages sought, claimed amounts, value | $					$ 100,000
Barclays Bank PLC | Japanese Yen LIBOR civil actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $					$ 17,750
Barclays Bank PLC | Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits pending			1
Barclays Bank PLC | Consolidated FX action | Securities and Exchange Commission | Barclays Capital Inc
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $									$ 384,000
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $		$ 3,300										$ 298,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £								£ 53